UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Boulevard, Suite 640, Walnut Creek, California, 94596

(Address of principal executive offices)(Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1850 Mt. Diablo Boulevard, Suite 640,

Walnut Creek, California, 94596

(Name and address of Agent for service)

 Registrant’s telephone number, including area code: 510.522.9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

USCF ETF TRUST
TABLE OF CONTENTS

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN SHPEI INDEX FUND (“BUY”), THE SUMMERHAVEN PRIVATE EQUITY STRATEGY INDEXSM1 (“SHPEI”) AND S&P 500 INDEX®2 FROM NOVEMBER 30, 2017 (INCEPTION DATE)* TO DECEMBER 31, 2019.

The following graph depicts the performance of USCF SummerHaven SHPEI Index Fund (Net Asset Value and Market Value) vs. the SummerHaven Private Equity Strategy IndexSM1 and S&P 500 Index®2.

	6 Months Return	One Year Return	Annualized Since Inception Return (11/30/2017)
USCF SummerHaven SHPEI Index Fund (NAV)	6.91%	13.14%	(1.20)%
USCF SummerHaven SHPEI Index Fund (Market Value)	6.65%	13.17%	(1.29)%
SummerHaven Private Equity Strategy IndexSM1	7.41%	14.28%	(0.35)%
S&P 500 Index®2	10.92%	31.48%	12.19%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of BUY were listed on the NYSE Arca, Inc. on December 1, 2017.
[1]	The SummerHaven Private Equity Strategy IndexSM (“SHPEI”) attempts to replicate the long-term (i.e., 10 years or more) return characteristics of diversified private equity allocations. SHPEI is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), as the index provider believes private equity firms are likely to select for investment in the future. However, SHPEI does not include, and the Fund does not invest in, private equity funds or private equity of companies. SHPEI is constructed using a proprietary methodology that favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV /EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 3,000 U.S. companies, SHIM applies proprietary screens to determine an investable universe. SHPEI includes the greater of 200 companies or 20% of such investable universe. SHPEI is equally-weighted and rebalanced annually.

2	Semi-Annual Report December 31, 2019

[2]	The Standard & Poor’s (“S&P”) 500 Index® is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call
1-800-920-0259.

The Fund’s net asset value (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

3

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN SHPEN INDEX FUND (“BUYN”), THE SUMMERHAVEN PRIVATE EQUITY NATURAL RESOURCES INDEXSM1 (“SHPEN”) AND S&P NORTH AMERICAN NATURAL RESOURCES INDEX®2 FROM NOVEMBER 30, 2017 (INCEPTION DATE)* TO DECEMBER 31, 2019.

The following graph depicts the performance of USCF SummerHaven SHPEN Index Fund (Net Asset Value and Market Value) vs. the SummerHaven Private Equity Natural Resources IndexSM1 and S&P North American Resources Index®2.

	6 Months Return	One Year Return	Annualized Since Inception Return (11/30/2017)
USCF SummerHaven SHPEN Index Fund (NAV)	(12.44)%	(5.78)%	(12.90)%
USCF SummerHaven SHPEN Index Fund (Market Value)	(12.55)%	(5.67)%	(12.96)%
SummerHaven Private Equity Natural Resources IndexSM1	(11.90)%	(4.43)%	(11.94)%
S&P North American Natural Resources Index®2	2.66%	17.63%	(0.91)%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of BUYN were listed on the NYSE Arca, Inc. on December 1, 2017.
[1]	The SummerHaven Private Equity Natural Resources IndexSM (“SHPEN”) attempts to replicate the long-term return (i.e., return over 10 years or longer) of diversified natural resources private equity allocations. SHPEN is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms focusing on natural resources have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), as the index provider believes private equity firms focusing on natural resource investments are likely to select for investment in the future. However, SHPEN does not include, and the Fund does not invest in, private equity funds or private equity of companies. The Fund does not invest directly in natural resource commodities. SHPEN is constructed using a proprietary methodology that favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. Proprietary screens are applied to a universe of approximately 600 U.S. companies to determine an investable universe. SHPEN includes the greater of 80 companies or 40% of such investable universe. SHPEN is equally-weighted and rebalanced annually.

4	Semi-Annual Report December 31, 2019

[2]	The S&P North American Natural Resources Sector Index® provides investors with an equity benchmarks that represent U.S. traded securities. Each index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis. Total return indices are calculated for the U.S. indices as well as the price return series and reflect both ordinary and special dividends.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

5

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND (“SDCI”), SUMMERHAVEN DYNAMIC COMMODITY INDEX TOTAL RETURNSM1, BLOOMBERG COMMODITY INDEX TOTAL RETURNSM2 AND S&P GOLDMAN SACHS COMMODITY INDEX TOTAL RETURN®3 FROM MAY 2, 2018 (INCEPTION DATE)* TO DECEMBER 31, 2019.

The following graph shows the value as of December 31, 2019 of a $10,000 investment made on May 1, 2018 (commencement of operations). For comparative purposes, the performance of USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (Net Asset Value and Market Value), the SummerHaven Dynamic Commodity Index Total ReturnSM1 (“SDCITR”) and the performance of Bloomberg Commodity Index Total ReturnSM2 and S&P Goldman Sachs Commodity Index Total Return®3 are shown.

	6 Months Return	One Year Return	Cumulative Since Inception Return (5/2/2018)
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (NAV)	(0.37)%	(1.88)%	(9.58)%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (Market Value)	(0.78)%	(2.36)%	(9.83)%
SummerHaven Dynamic Commodity Index Total ReturnSM1	0.58%	(0.17)%	(8.48)%
Bloomberg Commodity Index Total ReturnSM2	2.50%	7.69%	(3.87)%
S&P Goldman Sachs Commodity Index Total Return®3	3.78%	17.63%	(2.98)%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of SDCI were listed on the NYSE Arca, Inc. on May 3, 2018.

6	Semi-Annual Report December 31, 2019

[1]	The SummerHaven Dynamic Commodity Index Total ReturnSM (“SDCITR”) is an index designed to reflect the performance of a fully margined and collateralized portfolio of exchange-traded commodities futures contracts. The total return of the SDCITR is based upon the market price movements of its component futures contracts and the return on the hypothetical investments used to collateralize those futures contracts. At any time, the SDCITR is comprised of 14 commodity futures contracts (the “Component Futures Contracts”), weighted equally by notional amount, selected each month based upon a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. As of June 30, 2019, the universe of eligible commodities, categorized into six commodity sectors, including: energy, precious metals, industrial metals, grains, softs, and livestock. The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract.
[2]	The Bloomberg Commodity Index Total ReturnSM (“BCOM”) is an index that tracks the performance of 22 broadly diversified commodity futures contracts. Prior to July 1, 2014, BCOM was known as the Dow Jones-UBS Commodity Index.
[3]	The S&P Goldman Sachs Commodity Index Total Return® (“SPGSCI”) is a composite index representing the unleveraged, long-only performance of a diversified group of commodity futures contracts. The returns are calculated on a fully collateralized basis with full reinvestment.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

7

DISCLOSURE OF FUND EXPENSES

As a shareholder of one or more of the USCF SummerHaven SHPEI Index Fund, the USCF SummerHaven SHPEN Index Fund and the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 until December 31, 2019.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Adviser has contractually agreed through October 31, 2020 to waive 0.20% for SDCI and 0.15% for BUY/BUYN of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees of USCF ETF Trust and the Adviser, and will terminate automatically with respect to any Fund in the event of the termination of the Investment Advisory Agreement between the Adviser and such Fund. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement to waive management fees. Amounts waived are not subject to recoupment by the Adviser.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commission paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

8	Semi-Annual Report December 31, 2019

USCF ETF TRUST

Fund	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
USCF SummerHaven SHPEI Index Fund	$1,000.00	$1,069.11	$1,021.10	$4.17	$4.07	0.80%
USCF SummerHaven SHPEN Index Fund	1,000.00	875.62	1,020.91	3.96	4.27	0.84%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	1,000.00	1,006.46	1,021.89	3.26	3.28	0.65%

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

9

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.7%
Auto Parts & Equipment	4.3%
Tenneco, Inc. – Class A	0.5%	10,758	$140,930
Visteon Corp.(a)	0.6%	1,972	170,755
Other Auto Parts & Equipment(b)	3.2%		983,485
			1,295,170

Building Materials	2.9%
Boise Cascade Co.	0.4%	3,733	136,366
Builders FirstSource, Inc.(a)	0.5%	6,165	156,653
Continental Building Products, Inc.(a)	0.5%	3,996	145,574
Masonite International Corp.(a)	0.5%	1,990	143,698
Other Building Materials(b)	1.0%		301,294
			883,585

Electronics	5.4%
Atkore International Group, Inc.(a)	0.5%	4,082	165,158
Benchmark Electronics, Inc.	0.5%	4,217	144,896
Comtech Telecommunications Corp.	0.5%	3,826	135,785
Jabil, Inc.	0.5%	3,354	138,621
SMART Global Holdings, Inc.(a)	0.5%	4,348	164,963
Tech Data Corp.(a)	0.5%	1,050	150,780
TTM Technologies, Inc.(a)	0.5%	10,733	161,532
Other Electronics(b)	1.9%		592,267
			1,654,002

Engineering & Construction	3.1%
IES Holdings, Inc.(a)	0.5%	5,583	143,260
VSE Corp.	0.5%	3,982	151,475
Other Engineering & Construction(b)	2.1%		662,141
			956,876

Internet	1.0%
Stamps.com, Inc.(a)	0.6%	2,302	192,263
Other Internet(b)	0.4%		125,845
			318,108

Media	0.9%
Tribune Publishing Co.	0.5%	12,459	163,961
Other Media(b)	0.4%		114,661
			278,622

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Metal Fabricate & Hardware	2.9%
Olympic Steel, Inc.	0.5%	8,206	$147,051
Ryerson Holding Corp.(a)	0.5%	12,933	152,998
Tredegar Corp.	0.5%	6,271	140,157
Other Metal Fabricate & Hardware(b)	1.4%		419,955
			860,161

Oil & Gas	7.3%
Montage Resources Corp.(a)	0.5%	19,427	154,250
Murphy USA, Inc.(a)	0.4%	1,209	141,453
NexTier Oilfield Solutions, Inc.(a)	0.7%	30,188	202,260
Other Oil & Gas(b)	5.7%		1,724,466
			2,222,429

Pharmaceuticals	1.7%
Collegium Pharmaceutical, Inc.(a)	0.6%	8,404	172,954
Lannett Co., Inc.(a)	0.5%	17,523	154,553
Other Pharmaceuticals(b)	0.6%		203,126
			530,633

Real Estate	0.5%
Realogy Holdings Corp.	0.5%	15,718	152,150

Retail	11.1%
BMC Stock Holdings, Inc.(a)	0.5%	4,811	138,028
Buckle, Inc. (The)	0.5%	6,105	165,079
Citi Trends, Inc.	0.5%	6,865	158,719
Hibbett Sports, Inc.(a)	0.5%	5,383	150,939
Nordstrom, Inc.	0.4%	3,305	135,274
PC Connection, Inc.	0.5%	3,049	151,413
PetMed Express, Inc.	0.5%	6,775	159,348
Sally Beauty Holdings, Inc.(a)	0.5%	8,546	155,964
Shoe Carnival, Inc.	0.5%	3,740	139,427
Zumiez, Inc.(a)	0.5%	4,308	148,798
Other Retail(b)	6.2%		1,876,141
			3,379,130

Savings & Loans	1.6%
First Capital, Inc.	0.5%	1,997	145,781
FS Bancorp, Inc.	0.4%	2,093	133,512
Other Savings & Loans(b)	0.7%		207,861
			487,154

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Semiconductors	5.2%
Alpha & Omega Semiconductor Ltd.(a)	0.5%	11,989	$163,290
Amkor Technology, Inc.(a)	0.6%	14,287	185,731
AVX Corp.	0.4%	6,597	135,041
Axcelis Technologies, Inc.(a)	0.6%	7,020	169,147
Diodes, Inc.(a)	0.5%	2,883	162,515
KEMET Corp.	0.5%	5,588	151,155
Photronics, Inc.(a)	0.7%	12,537	197,583
Synaptics, Inc.(a)	0.8%	3,528	232,037
Ultra Clean Holdings, Inc.(a)	0.6%	7,554	177,292
			1,573,791

Transportation	3.8%
Saia, Inc.(a)	0.5%	1,635	152,251
XPO Logistics, Inc.(a)	0.5%	1,901	151,510
Other Transportation(b)	2.8%		850,292
			1,154,053

Trucking & Leasing	0.8%
General Finance Corp.(a)	0.5%	13,357	147,862
Other Trucking & Leasing(b)	0.3%		103,917
			251,779

Miscellaneous(c)	47.2%		14,370,270

Total Common Stocks (Cost $25,788,625)	99.7%		30,367,913
Total Investments (Cost $25,788,625)(d)	99.7%		30,367,913
Other Assets in Excess of Liabilities	0.3%		81,101
Total Net Assets	100.0%		$30,449,014

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $25,788,625. The net unrealized appreciation was $4,579,288, which consisted of aggregate gross unrealized appreciation of $5,239,425 and aggregate gross unrealized depreciation of $(660,137).

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

Summary of Investments by Country^
United States	98.3%
Puerto Rico	0.7
Luxembourg	0.7
Israel	0.3
Total	100.0%

Summary of Investments by Sector^
Industrial	23.4%
Financial	22.9
Consumer Cyclical	20.2
Consumer Non-cyclical	10.5
Energy	8.6
Technology	6.9
Basic Materials	4.8
Communications	2.7
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.7%
Auto Manufacturers	2.5%
Navistar International Corp.(a)	1.2%	326	$9,434
Wabash National Corp.	1.3%	706	10,371
			19,805

Auto Parts & Equipment	20.4%
Adient PLC(a)	1.3%	477	10,136
American Axle & Manufacturing Holdings, Inc.(a)	1.3%	965	10,383
BorgWarner, Inc.	1.5%	274	11,886
Commercial Vehicle Group, Inc.(a)	1.2%	1,427	9,061
Cooper Tire & Rubber Co	1.3%	359	10,321
Cooper-Standard Holdings, Inc.(a)	1.1%	251	8,323
Dana, Inc.	1.4%	590	10,738
Goodyear Tire & Rubber Co. (The)	1.5%	751	11,682
Lear Corp.	1.5%	83	11,387
Meritor, Inc.(a)	1.6%	483	12,650
Miller Industries, Inc.	1.7%	354	13,144
Tenneco, Inc. – Class A	1.9%	1,138	14,908
Visteon Corp.(a)	2.3%	205	17,751
Other Auto Parts & Equipment(b)	0.8%		5,968
			158,338

Electrical Components & Equipment	1.4%
Encore Wire Corp.	1.4%	196	11,250

Energy-Alternate Sources	3.1%
FutureFuel Corp.	1.5%	929	11,510
REX American Resources Corp.(a)	1.6%	148	12,130
			23,640

Forest Products & Paper	2.7%
Domtar Corp.	1.3%	256	9,789
Verso Corp. – Class A(a)	1.4%	591	10,656
			20,445

Hand & Machine Tools	1.5%
Kennametal, Inc.	1.5%	317	11,694

Iron & Steel	4.5%
Commercial Metals Co.	1.8%	620	13,807
Steel Dynamics, Inc.	1.6%	365	12,425
United States Steel Corp.	1.1%	794	9,060
			35,292

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Machinery-Construction & Mining	4.4%
Manitowoc Co., Inc. (The)(a)	1.4%	648	$11,340
Oshkosh Corp.	1.6%	132	12,494
Terex Corp.	1.4%	370	11,019
			34,853

Machinery-Diversified	8.3%
Columbus McKinnon Corp.	1.4%	269	10,768
GrafTech International Ltd.	1.4%	948	11,016
Hurco Cos., Inc.	1.5%	307	11,777
Ichor Holdings Ltd.(a)	2.0%	469	15,604
Twin Discount, Inc.(a)	1.1%	764	8,419
Other Machinery-Diversified(b)	0.9%		7,306
			64,890

Metal Fabricate & Hardware	1.5%
TimkenSteel Corp.(a)	1.5%	1,474	11,586

Mining	3.4%
Alcoa Corp.(a)	1.4%	491	10,561
Kaiser Aluminum Corp.	1.7%	118	13,085
Other Mining(b)	0.3%		2,000
			25,646

Oil & Gas	41.3%
Bonanza Creek Energy, Inc.(a)	1.6%	536	12,510
CNX Resources Corp.(a)	1.7%	1,537	13,602
CVR Energy, Inc.	1.1%	212	8,571
Delek US Holdings, Inc.	1.2%	275	9,221
EQT Corp.	1.0%	697	7,597
Evolution Petroleum Corp.	1.1%	1,641	8,976
Goodrich Petroleum Corp.(a)	1.2%	922	9,257
HollyFrontier Corp.	1.5%	235	11,917
Jagged Peak Energy, Inc.(a)	1.4%	1,279	10,859
Montage Resources Corp.(a)	2.0%	2,008	15,944
Murphy Oil Corp.	1.5%	443	11,872
Murphy USA, Inc.(a)	1.9%	127	14,859
National Energy Services Reunited Corp.(a)	1.5%	1,317	12,011
Newpark Resources, Inc.(a)	1.2%	1,542	9,668

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Oil & Gas (continued)	41.3%
NexTier Oilfield Solutions, Inc.(a)	2.7%	3,178	$21,293
Patterson-UTI Energy, Inc.	1.3%	949	9,965
PBF Energy, Inc. – Class A	1.5%	373	11,701
PDC Energy, Inc.(a)	1.1%	334	8,741
Penn Virginia Corp.(a)	1.5%	373	11,321
Range Resources Corp.	1.1%	1,755	8,512
RPC, Inc.	1.1%	1,611	8,442
SilverBow Resources, Inc.(a)	1.1%	837	8,286
SM Energy Co.	1.4%	945	10,622
Talos Energy, Inc.(a)	1.7%	428	12,904
Other Oil & Gas(b)	6.9%		53,672
			322,323

Retail	1.7%
World Fuel Services Corp.	1.7%	305	13,243

Miscellaneous(c)	3.0%		23,315

Total Common Stocks (Cost $1,035,015)	99.7%		776,320

Rights	0.0%
Miscellaneous(c)	0.0%		—
Total Rights (Cost $0)	0.0%		—

Total Investments (Cost $1,035,015)(d)	99.7%		776,320
Other Assets in Excess of Liabilities	0.3%		2,538
Total Net Assets	100.0%		$778,858

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $1,035,015. The net unrealized depreciation was $(258,695), which consisted of aggregate gross unrealized appreciation of $46,845 and aggregate gross unrealized depreciation of $(305,540).

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

Summary of Investments by Country^
United States	100.0%
Canada	0.0
Total	100.0%

Summary of Investments by Sector^
Energy	47.6%
Consumer Cyclical	24.6
Industrial	17.3
Basic Materials	10.5
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited)

Besides the following listed futures contracts, treasury bills and time deposit of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2019.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2019 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts – Long
Foreign Contracts
LME Aluminum Futures LA January 2020 contracts	9	$393,539	Jan-20	$9,043	0.2%
LME Zinc Futures LX January 2020 contracts	7	402,234	Jan-20	(3,059)	0.0%*
ICE Brent Crude Oil Futures CO April 2020 contracts	6	361,830	Feb-20	29,910	0.6%
LME Nickel Futures LN March 2020 contracts	7	658,785	Mar-20	(69,769)	(1.3)%
LME Zinc Futures LX April 2020 contracts	7	401,385	Apr-20	(4,179)	(0.1)%
ICE Gas Oil Futures QS June 2020 contracts	7	421,825	Jun-20	(4,100)	(0.1)%
LME Tin Futures LT August 2020 contracts	5	427,721	Aug-20	1,019	0.0%*
	48	3,067,319		(41,135)	(0.7)%
United States Contracts
CME Lean Hogs Futures LH February 2020 contracts	14	426,560	Feb-20	(26,580)	(0.5)%
ICE Coffee-C Futures KC March 2020 contracts	8	360,037	Mar-20	29,062	0.5%
COMEX Copper Futures HG May 2020 contracts	5	353,463	Mar-20	(3,838)	(0.1)%
COMEX Silver Futures SI March 2020 contracts	4	361,230	Mar-20	(2,810)	0.0%*
NYMEX Platinum Futures PL April 2020 contracts	8	362,755	Apr-20	28,365	0.5%
NYMEX Heating Oil Futures HO June 2019 contracts	5	388,151	May-20	25,822	0.5%

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
CBOT Soybean Futures S July 2020 contracts	19	$358,674	Jul-20	$44,430	0.8%
NYMEX WTI Crude Oil Futures CL September 2020 contracts	6	327,790	Aug-20	18,830	0.3%
NYMEX RBOB Gasoline Futures RB December 2020 contracts	6	385,308	Nov-20	13,835	0.3%
	75	3,323,968		127,116	2.3%
Open Futures Contracts - Short** Foreign Contracts
LME Nickel Futures LN March 2020 contracts	2	(164,172)	Mar-19	(4,154)	(0.1)%
LME Aluminum Futures LA January 2020 contracts	9	(405,459)	Jan-20	2,824	0.0%*
LME Zinc Futures LX January 2020 contracts	7	(403,296)	Jan-20	4,065	0.1%
	18	(972,927)		2,735	0.0%*
Total Open Futures Contracts***	141	$5,418,360		$88,716	1.6%

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
1.64%, 1/02/2020	$100,000	$99,995	1.9%
1.55%, 1/09/2020	100,000	99,966	1.9%
2.03%, 1/09/2020	50,000	49,978	0.9%
2.01%, 1/16/2020	250,000	249,793	4.6%
1.56%, 1/16/2020	100,000	99,935	1.8%
1.55%, 1/23/2020	100,000	99,906	1.8%
1.74%, 1/23/2020	150,000	149,841	2.8%
1.54%, 1/30/2020	100,000	99,876	1.8%
1.50%, 2/06/2020	100,000	99,850	1.8%
1.49%, 2/13/2020	100,000	99,822	1.8%
1.87%, 2/13/2020	100,000	99,778	1.8%
1.51%, 2/20/2020	100,000	99,791	1.8%
1.54%, 2/20/2020	50,000	49,894	0.9%
1.52%, 2/27/2020	50,000	49,880	0.9%
1.57%, 2/27/2020	100,000	99,753	1.8%
1.51%, 3/05/2020	50,000	49,866	0.9%
1.82%, 3/05/2020	100,000	99,679	1.8%
1.85%, 3/12/2020	100,000	99,639	1.8%
1.64%, 4/09/2020	50,000	49,776	0.9%
1.60%, 4/16/2020	100,000	99,532	1.8%
1.59%, 4/30/2020	100,000	99,475	1.8%
1.55%, 5/21/2020	100,000	99,399	1.8%
1.58%, 5/28/2020	100,000	99,354	1.8%
1.53%, 6/04/2020	100,000	99,346	1.8%
1.53%, 6/11/2020	50,000	49,657	0.9%
1.54%, 6/18/2020	150,000	148,923	2.7%
1.57%, 6/25/2020	50,000	49,619	0.9%
Total Treasury Obligations (Cost $2,592,323)		$2,592,323	47.2%

United States – Money Market Funds
Fidelity Investments Money Market Funds – Government Portfolio	700,000	700,000	12.7%
Goldman Sachs Financial Square Funds – Government Fund – Class FS	1,210,000	1,210,000	22.1%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio	750,000	750,000	13.6%
Total Money Market Funds (Cost $2,660,000)		$2,660,000	48.4%

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (unaudited) (continued)

	Face Amount	Market Value	% of Total Net Assets
Time Deposits
Brown Brothers Harriman & Co., 1.56% due 01/02/2020	2,154	$2,154	0.0%
JP Morgan & Co., 1.56% due 01/02/2020	95,246	95,246	1.8%
Total Time Deposits (Cost $97,400)		97,400	1.8%
Total Cash Equivalents (Cost $5,349,723)		$5,349,723	97.4%
Total Investments (Cost $5,349,723)(a)		$5,438,439	99.0%
Other Assets in Excess of Liabilities		56,663	1.0%
Total Net Assets		$5,495,102	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $500,284 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $5,349,723.

Summary of Investments by Country^
United States	100.7%
Cayman Islands	0.0 *
United Kingdom	(0.7)
100.0%

^ As a percentage of total investments. All securities are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2019 (unaudited)

	USCF SummerHaven SHPEI Index Fund	USCF SummerHaven SHPEN Index Fund
Assets:
Investments, at Market Value	$30,367,913	$776,320
Cash	115,103	3,366
Receivables:
From Manager	14,903	416
Dividends	20,309	437
Other Assets	211	214
Total Assets	30,518,439	780,753

Liabilities:
Payables:
Accrued Management Fees	69,425	1,895
Total Liabilities	69,425	1,895
Total Net Assets	$30,449,014	$778,858

Net Assets Consist of:
Capital Paid In	$26,177,850	$1,344,763
Total Distributable Earnings (Loss)	4,271,164	(565,905)
Total Net Assets	$30,449,014	$778,858

Net Asset Value Per Share
Total Net Assets	$30,449,014	$778,858
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	1,450,000	50,000
Net Asset Value	$21.00	$15.58
Investments, at Cost	$25,788,625	$1,035,015

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2019 (unaudited)

Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$5,349,723
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	88,716
5,438,439
Cash	50,761
Receivables:
From Manager	5,032
Dividends and Interest Receivable	3,850
Other Assets	676
Total Assets	5,498,758

Liabilities:
Payables:
Accrued Management Fees	3,656
Total Liabilities	3,656
Total Net Assets	$5,495,102

Net Assets Consist of:
Capital Paid In	$5,566,987
Total Distributable Earnings (Loss)	(71,885)
Total Net Assets	$5,495,102

Net Asset Value Per Share:
Total Net Assets	$5,495,102
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	300,000
Net Asset Value	$18.32
Investments, at Cost	$5,349,723

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (unaudited)

	USCF SummerHaven SHPEI Index Fund	USCF SummerHaven SHPEN Index Fund
Investment Income:
Dividend Income (less net foreign withholding tax $697 and $0, respectively)	$182,785	$5,714
Total Investment Income	182,785	5,714

Expenses:
Management Fee	95,700	3,596
Total Expenses	95,700	3,596
Less Fees Waived (Note 4)	(14,903)	(416)
Net Expenses	80,797	3,180
Net Investment Income (Loss)	101,988	2,534

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(224,813)	(169,141)
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,018,771	55,330
Net Change in Realized and Unrealized Gain (Loss) on Investments	4,793,958	(113,811)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,895,946	$(111,277)

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (unaudited)

Investment Income:
Dividend Income (less net foreign withholding tax $0)	$24,178
Interest Income	24,637
Total Investment income	48,815

Expenses:
Management Fees	21,029
Total Expenses	21,029
Less Fees Waived (Note 4)	(4,086)
Net Expenses	16,943
Net Investment Income (Loss)	31,872

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Futures Contracts	(164,994)
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	131,860
Net Change in Realized and Unrealized Gain (Loss) on Futures Contracts	(33,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,262)

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven SHPEI Index Fund
	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
Operations:
Net Investment Income (Loss)	$101,988	$11,886
Net Realized Gain (Loss) on Investments	(224,813)	174,059
Net Changes in Unrealized Appreciation (Depreciation) on Investments	5,018,771	(666,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,895,946	(480,162)

Distributions to Shareholders from:
Net Investment Income	(101,935)	(11,869)
Capital Gains	—	(265,277)
Total Distributions to Shareholders	(101,935)	(277,146)

Shareholder Transactions:
Proceeds from Shares Sold	23,683,541	—
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	23,683,541	—
Net Increase (Decrease) in Net Assets	28,477,552	(757,308)

Net Assets:
Beginning of Period	1,971,462	2,728,770
End of Period	$30,449,014	$1,971,462

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	100,000
Shares Issued	1,350,000	—
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	—
Shares Outstanding, End of Period	1,450,000	100,000

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report December 31, 2019

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF SummerHaven SHPEN Index Fund
	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
Operations:
Net Investment Income (Loss)	$2,534	$3,532
Net Realized Gain (Loss) on Investments	(169,141)	(102,784)
Net Changes in Unrealized Appreciation (Depreciation) on Investments	55,330	(568,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,277)	(667,931)

Distributions to Shareholders from:
Net Investment Income	(2,463)	(3,537)
Capital Gains	—	(338,208)
Total Distributions to Shareholders	(2,463)	(341,745)

Shareholder Transactions:
Proceeds from Shares Sold	—	350
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	(882,924)
Net Increase (Decrease) in Net Assets from Shares Transactions	—	(882,574)
Net Increase (Decrease) in Net Assets	(113,740)	(1,892,250)

Net Assets:
Beginning of Period	892,598	2,784,848
End of Period	$778,858	$892,598

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	50,000	100,000
Shares Issued	—	—
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	(50,000)
Shares Outstanding, End of Period	50,000	50,000

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
Operations:
Net Investment Income (Loss)	$31,872	$65,196
Net Realized Gain (Loss) on Futures Contracts	(164,994)	(1,007,940)
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	131,860	(62,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,262)	(1,004,813)

Distributions to Shareholders from:
Net Investment Income	(21,462)	(48,818)
Capital Gains	—	—
Total Distributions to Shareholders	(21,462)	(48,818)

Shareholder Transactions:
Proceeds from Shares Sold	1,826,441	—
Cost of Shares Redeemed	—	(4,029,184)
Net Increase (Decrease) in Net Assets from Shares Transactions	1,826,441	(4,029,184)
Net Increase (Decrease) in Net Assets	1,803,717	(5,082,815)

Net Assets:
Beginning of Period	3,691,385	8,774,200
End of Period	$5,495,102	$3,691,385

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	200,000	400,000
Shares Issued	100,000	—
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	(200,000)
Shares Outstanding, End of Period	300,000	200,000

The accompanying notes are an integral part of the financial statements.

28	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Six Months Ended December 31, 2019 (unaudited)		For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*

Net Asset Value, Beginning of Period	$19.71		$27.29	$24.94
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.10		0.12	0.08
Net Realized and Unrealized Gain (Loss)	1.26		(4.93)	2.35
Total Income (Loss) from Operations	1.36		(4.81)	2.43
Less Distributions From:
Net Investment Income (Loss)	(0.07)		(0.12)	(0.08)
Capital Gains	—		(2.65)	—
Total Distributions	(0.07)		(2.77)	(0.08)
Net Assets Value, End of Period	$21.00		$19.71	$27.29

Total Return(b)	6.91%		(16.91)%	9.77%
Net Assets, End of Period (thousands)	$30,449		$1,971	$2,729
Ratios of Average Net Assets:
Gross Expenses	0.95	%**(c)	—%	—%
Net Expenses	0.80	%**	0.95%	0.95%**
Net Investment Income (Loss)	1.01	%**	0.51%	0.54%**
Portfolio Turnover Rate(d)	7%		75%	3%

*	Inception Date, November 30, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Effective August 15, 2019, USCF Advisers, LLC (“the Adviser”) contractually agreed through October 31, 2020 to waive 0.15% of its management fees.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Six Months Ended December 31, 2019 (unaudited)		For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*

Net Asset Value, Beginning of Period	$17.85		$27.85	$25.20
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.05		0.05	0.01
Net Realized and Unrealized Gain (Loss)	(2.27)		(6.62)	2.66
Total Income (Loss) from Operations	(2.22)		(6.57)	2.67
Less Distributions From:
Net Investment Income (Loss)	(0.05)		(0.05)	(0.02)
Capital Gains	—		(3.38)	—
Total Distributions	(0.05)		(3.43)	(0.02)
Net Assets Value, End of Period	$15.58		$17.85	$27.85

Total Return(b)	(12.44)%		(22.57)%	10.59%
Net Assets, End of Period (thousands)	$779		$893	$2,785
Ratios of Average Net Assets:
Gross Expenses	0.95	%**(c)	—%	—%
Net Expenses	0.84	%**	0.95%	0.95%**
Net Investment Income (Loss)	0.67	%**	0.20%	0.09%**
Portfolio Turnover Rate(d)	62%		113%	1%

*	Inception Date, November 30, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Effective August 15, 2019, USCF Advisers, LLC (“the Adviser”) contractually agreed through October 31, 2020 to waive 0.15% of its management fees.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Report December 31, 2019

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Six Months Ended December 31, 2019 (unaudited)		For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*

Net Asset Value, Beginning of Period	$18.46		$21.94	$22.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.11		0.26	0.02
Net Realized and Unrealized Gain (Loss)	(0.18)		(3.54)	(0.06)
Total Income (Loss) from Operations	(0.07)		(3.28)	(0.04)
Less Distributions From:
Net Investment Income (Loss)	(0.07)		(0.20)	(0.02)
Capital Gains	—		—	—
Total Distributions	(0.07)		(0.20)	(0.02)
Net Assets Value, End of Period	$18.32		$18.46	$21.94

Total Return(b)	(0.37)%		(14.98)%	(0.17)%
Net Assets, End of Period (thousands)	$5,495		$3,694	$8,774
Ratios of Average Net Assets:
Gross Expenses	0.80	%**(c)	—%	—%
Net Expenses	0.65	%**	0.80%	0.80%**
Net Investment Income (Loss)	1.21	%**	1.27%	0.67%**
Portfolio Turnover Rate(d)	33%		123%	19%

*	Inception Date, May 2, 2018.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Effective August 15, 2019, USCF Advisers, LLC (“the Adviser”) contractually agreed through October 31, 2020 to waive 0.15% of its management fees.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2019 (unaudited)

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of three investment portfolios, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven SHPEI Index Fund (“BUY”), the USCF SummerHaven SHPEN Index Fund (“BUYN”) and the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”) (each a “Fund” and collectively, the “Funds”). BUY and BUYN commenced operations on November 30, 2017. Shares of BUY and BUYN were listed on the NYSE Arca Equity, Inc. (“NYSE Arca”) on December 1, 2017. SDCI commenced operations on May 2, 2018. Shares of SDCI were listed on NYSE Arca on May 3, 2018. Other series or portfolios may be added to the Trust in the future. The Adviser serves as the investment adviser to each of the Funds. The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. SummerHaven Investment Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to BUY, BUYN and to the USCF Cayman Commodity 2 (the “Subsidiary”), a wholly-owned subsidiary of SDCI.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946.

32	Semi-Annual Report December 31, 2019

Calculation of Net Asset Value

The Net Asset Value (“NAV”) of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for BUY and BUYN is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. New York time. For SDCI, the NAV is generally calculated at 2:30 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time”. If regular trading on NYSE Arca closes earlier than 2:30 p.m. Eastern Time on a given day, the NAV of the SDCI’s shares will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the SDCI’s assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the SDCI’s investments may change on days when you will not be able to purchase or redeem SDCI shares.

Security Valuation

i. Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

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For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees (the “Board”).

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

ii. Treasuries

SDCI also may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

iii. Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at December 31, 2019 for the Funds, using the fair value hierarchy:

BUY

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Auto Parts & Equipment	$1,295,170	$1,295,170	$—	$—
Building Materials	883,585	883,585	—	—
Electronics	1,654,002	1,654,002	—	—
Engineering & Construction	956,876	956,876	—	—
Internet	318,108	318,108	—	—
Media	278,622	278,622	—	—
Metal Fabricate & Hardware	860,161	860,161	—	—
Oil & Gas	2,222,429	2,222,429	—	—
Pharmaceuticals	530,633	530,633	—	—
Real Estate	152,150	152,150	—	—
Retail	3,379,130	3,379,130	—	—
Savings & Loans	487,154	487,154	—	—
Semiconductors	1,573,791	1,573,791	—	—
Transportation	1,154,053	1,154,053	—	—
Trucking & Leasing	251,779	251,779	—	—
Miscellaneous	14,370,270	14,370,270	—	—
Total Investments, at fair value	$30,367,913	$30,367,913	$—	$—

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BUYN

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Auto Manufacturers	$19,805	$19,805	$—	$—
Auto Parts & Equipment	158,338	158,338	—	—
Electrical Components & Equipment	11,250	11,250	—	—
Energy-Alternate Sources	23,640	23,640	—	—
Forest Products & Paper	20,445	20,445	—	—
Hand & Machine Tools	11,694	11,694	—	—
Iron & Steel	35,292	35,292	—	—
Machinery-Construction & Mining	34,853	34,853	—	—
Machinery-Diversified	64,890	64,890	—	—
Metal Fabricate & Hardware	11,586	11,586	—	—
Mining	25,646	25,646	—	—
Oil & Gas	322,323	322,323	—	—
Retail	13,243	13,243	—	—
Miscellaneous	23,315	23,315	—	—
Rights:
Miscellaneous	$—	$—	$—	$—
Total Investments, at fair value	$776,320	$776,320	$—	$—

SDCI

Investments	Total	Level 1	Level 2	Level 3
Cash Equivalents:
Time Deposit	$97,400	$97,400	$—	$—
United States Treasury Obligations	2,592,323	2,592,323	—	—
United States – Money Market Funds	2,660,000	2,660,000	—	—
Total Cash Equivalents, at value	$5,349,723	$5,349,723	$—	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$(38,400)	$(38,400)	$—	$—
United States Contracts	127,116	127,116	—	—
Total Exchange-Traded Futures Contracts	$88,716	$88,716	$—	$—
Total Investments	$5,438,439	$5,438,439	$—	$—

For the six months ended December 31, 2019, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

SDCI adopted the provisions of Accounting Standards Codification 815 – Derivatives and Hedging, which require presentation of qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivatives.

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Fair Value of Derivative Instruments

Derivatives not Accounted for as Hedging Instruments	Consolidated Statements of Assets and Liabilities	Fair Value At December 31, 2019	Fair Value At At June 30, 2019
Open Futures Contracts	Assets	$88,716	$(43,144)

The Effect of Derivative Instruments on the Consolidated Statements of Operations

		For the Six Months Ended December 31, 2019		For the Year Ended June 30, 2019
Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Open Futures Contracts	Net Realized Gain (Loss) on Futures Contracts	$(164,994)		$(1,007,940)

	Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts		$131,860		$(62,069)

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

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Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Each Fund intends to pay out dividends on a quarterly basis. Nonetheless, each Fund may not make a dividend payment every quarter. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

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In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

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NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

i. Cayman Subsidiary

With respect to an investment in SDCI, there is additional risk related to the Subsidiary. The Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of SDCI. The Subsidiary allows SDCI to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company (“RIC”) tax requirements. SDCI is the sole shareholder of the Subsidiary and it is intended that SDCI will remain the sole shareholder and will continue to control the Subsidiary.

By investing in the Subsidiary, SDCI will be indirectly exposed to the risks associated with the Subsidiary’s investments. SDCI may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2019, SDCI and the Subsidiary net assets were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 5,495,102	$ 1,080,933	19.7%

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. Each Fund’s NAV and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Liquidity Risk. The Funds may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Funds currently value them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of a Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

40	Semi-Annual Report December 31, 2019

Fluctuation of NAV Risk. The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although each Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size.

Correlation to Private Equity Returns Risk. The return of BUY and BUYN or each Fund’s corresponding Index may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity due to assumptions in SHIM’s proprietary methodology that prove to be incorrect or asymmetries between investments in public equity versus private equity, such as the limited liquidity (or illiquidity), infrequency of valuations, and estimated valuations associated with private equity investments.

Private Equity Investing Risk. BUY seeks to generate returns that mimic the returns of U.S. private equity funds, as measured by SHPEI. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. BUYN seeks to generate returns that mimic the returns of U.S. private equity funds that focus on natural resource investments, as measured by SHPEN. Similarly, BUY and BUYN’s returns may experience greater volatility than funds that invest in larger, more established public companies. BUY and BUYN do not invest in private equity funds nor do they invest directly in private equity of companies.

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Derivatives Risk. The value of a derivative instrument, such as SDCI’s investments in Commodity Interests (as defined below), depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps, collectively with the Component Futures Contracts, are called the “Commodity Interests”. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in SDCI sustaining a loss that is substantially greater than the amount invested in the derivative, which may make SDCI’s returns more volatile and increase the risk of loss. SDCI may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact SDCI’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for SDCI than most other ETFs because SDCI will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

Commodities Risk. Exposure to the commodities markets through investments in Commodity Interests may subject SDCI to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in SDCI’s NAV and market price.

Commodities Tax Risk. SDCI intends to qualify as a RIC under subchapter M of the Internal Revenue Code (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, SDCI will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, SDCI must satisfy certain source-of-income requirements. As discussed above, SDCI intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. SDCI believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of SDCI from the Subsidiary is treated as non-qualifying income, SDCI might fail to qualify as a RIC and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit SDCI’s ability to pursue its investment strategy. SDCI seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

Cash Transaction Risk. Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause SDCI to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, the Adviser also serves as investment adviser to the Subsidiary pursuant to a separate investment advisory agreement. The Sub-Adviser serves as the sub-adviser to BUY and BUYN and to the Subsidiary in each case pursuant to a sub-advisory agreement. The advisory and sub-advisory agreements for BUY and BUYN were approved by the Board at a September 22, 2017 meeting. The Board approved each of these agreements at an August 7, 2019 meeting. (See also Note 11.)

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Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The following table lists the total management fee paid by each Fund.

Fund	Management Fee
BUY	0.95%
BUYN	0.95%
SDCI	0.80%

At a meeting of the Board on August 7, 2019, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.15%, 0.15%, and 0.20% of the management fees payable by BUY, BUYN, and SDCI, respectively. The agreement became effective on August 15, 2019. The agreement will remain in effect through October 31, 2020, and may be renewed by the Adviser in its sole discretion thereafter. The agreement may be amended or terminated only by the agreement of the Board and the Adviser, and will terminate automatically with respect to any Fund in the event of the termination of the Investment Advisory Agreement between the Adviser and such Fund. Amounts waived are not subject to recoupment by the Adviser.

The Sub-Adviser receives a management fee equal to a percentage of the Fund’s average daily net assets for the services it provides to each Fund. The Sub-Adviser’s fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the sub-advisory fees paid to the Sub-Adviser.

Fund	Sub-Adviser Fee
BUY	0.06%
BUYN	0.06%
SDCI	0.06%

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The Adviser and the Sub-Adviser (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company (“BBH”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Fund’s shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants” or “APs.” Currently, Creation Baskets and Redemption Baskets generally consist of 50,000 shares, though this may change from time to time. Authorized Participants are required to pay a transaction fee of $350 to compensate the Fund for brokerage and transaction expenses when purchasing Creation Baskets or redeeming Redemption Baskets.

SDCI generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a designated amount of cash. BUY and BUYN generally issue and redeem Creation Baskets and Redemption Baskets in exchange for a portfolio of securities closely approximating the holdings of the BUY and BUYN, respectively, and/or a designated amount of cash. For BUY and BUYN, to the extent that an Authorized Participant purchases a Creation Basket with cash or redeems a Redemption Basket for cash, the Authorized Participant will be subject to an additional charge no greater than 5.0%.

44	Semi-Annual Report December 31, 2019

Distributor

The Distributor serves as the distributor of Creation Baskets and Redemption Baskets for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreements

SHIM, an affiliate of the Sub-Adviser for BUY, BUYN and the Subsidiary, owns and maintains the SHPEI, SHPEN and SDCITR (collectively, the “Indexes”). The Adviser and SHIM have entered into one or more licensing agreements (the “Licensing Agreements”) for the Trust’s use of the Indexes, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to the Sub-Adviser for sub-advisory services provided to BUY, BUYN and the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreements between SHIM and the Adviser for use of the Indexes. Should the Licensing Agreements between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding replacement indexes or liquidating the Funds. Termination of the Licensing Agreements may have an adverse effect on the performance and NAV of the Funds’ shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales
BUY	$1,521,670	$1,472,906
BUYN	478,606	474,322
SDCI	1,212,387	—

45

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of December 31, 2019, none of the Funds generated a net capital loss carryforward.

NOTE 9 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 10 – CASH MANAGEMENT TRANSACTIONS

The Funds subscribe to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances.

46	Semi-Annual Report December 31, 2019

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

NOTE 11 – SUBSEQUENT EVENTS

On December 31, 2019, one of the owners of the Sub-Adviser left the company to pursue other business activities and surrendered his interest in the Sub-Adviser to the other owners. This resulted in a technical change in control as defined under the 1940 Act and an automatic termination of each of the sub-advisory agreements. On January 10, 2020, in accordance with Rule 15a-4 under the 1940 Act, the Board approved an interim sub-advisory agreement between the Sub-Adviser and the Adviser for BUY and BUYN and an interim sub-advisory agreement between the Sub-Adviser and the Adviser for the Subsidiary. Each of the interim agreements will terminate on May 29, 2020 or on the date when a new sub-advisory agreement is entered into between the relevant parties, whichever occurs first.

47

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Continuation of the Investment Advisory Agreements for the Funds and the Subsidiary

In considering the approval of (1) the Investment Advisory Agreement between USCF Advisers LLC (the “Adviser”) and USCF ETF Trust (the “Trust”) on behalf of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), (2) the Investment Advisory Agreement between the Adviser and the Trust on behalf of the USCF SummerHaven SHPEI Index Fund (“BUY”) and the USCF SummerHaven SHPEN Index Fund (“BUYN,” and together with SDCI and BUY, the “Funds”), and (3) the Investment Advisory Agreement between the Adviser and SDCI’s wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 2 (the “Subsidiary”) (collectively, the “Investment Advisory Agreements”) to continue in effect for a one-year period, the Board of Trustees of the Trust (the “Board”) took into account all the materials provided prior to and during the meeting of the Board on August 7, 2019 (the “Meeting”), the presentations made during the Meeting, and the comprehensive discussions had during the Meeting. In its consideration of each Investment Advisory Agreement, the Board—including the Trustees who are not interested persons of the Trust (the “Independent Trustees”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act—did not identify any single factor as all-important or controlling.

Nature, Extent, and Quality of Services

The Board examined the nature, extent, and quality of the services provided and to be provided by the Adviser to the Funds and the Subsidiary under the Investment Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the Meeting, including the Investment Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the experience and capability of the Adviser’s senior management and other key personnel, including the applicable sub-advisory arrangements with SummerHaven Investment Management, LLC (the “Sub-Adviser”) and the Sub-Adviser’s portfolio managers; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by the Adviser. The Board concluded that the nature, extent, and quality of the services to be provided by the Adviser under the Investment Advisory Agreements would benefit the Funds and the Subsidiary and the Funds’ shareholders.

48	Semi-Annual Report December 31, 2019

Investment Performance

The Board reviewed the investment performance of the Funds by considering each Fund’s achievement of its stated objectives, the Funds’ performance compared to the performance of other funds with similar investment strategies but with different advisers, and the performance of each Fund compared to its benchmark index and other appropriate market indices and published fund averages. With respect to BUY and BUYN, the Board concluded that each Fund had performed as expected in connection with its benchmark index. With respect to the Subsidiary, the Board considered the role of the Subsidiary in SDCI’s performance, and the Board concluded that the Subsidiary was performing as expected within the fund structure of SDCI and as compared to SDCI’s benchmark index.

Fees and Expenses

The Board reviewed the management fee for each Fund and noted that there were no changes in the management fees since the last time that the Investment Advisory Agreements were approved. The Board compared the management fee for each Fund to the advisory fees of other funds managed by the Adviser and other funds with similar investment strategies. The Board considered that the management fee for each Fund is a unitary fee and would cover most of the Fund’s expenses (including the expenses of the Subsidiary with respect to SDCI, and the Board confirmed that there was no duplication of management fees between SDCI and the Subsidiary). The Board took into account that the management fee for each Fund would include any fees paid to the Sub-Adviser. In addition, the Board considered that the Adviser had contractually agreed to waive a portion of its management fees for each Fund effective August 15, 2019 through October 21, 2020, that such agreements may be renewed thereafter in the Adviser’s discretion, and that amounts waived under the agreements would not be subject to recoupment by the Adviser. The Board concluded that each Fund’s management fee, as well as each Fund’s overall projected expense ratio, was acceptable considering the quality of the services that the Funds expected to receive from the Adviser and Sub-Adviser and the level of fees paid by similar funds.

Economies of Scale

The Board considered whether economies of scale exist with respect to the management of the Funds. It was the consensus of the Board that considering the current size of the Funds, economies of scale was not a relevant consideration at that time.

Profitability

The Board considered the anticipated profits realized, and that may be realized, by the Adviser under the Investment Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of each Fund (including management of the Subsidiary with respect to SDCI). The Board also considered the impact of each Fund’s operating expenses on the Adviser’s profits in light of the unitary fee structures. The Board concluded that at current asset levels, the Adviser was not profiting from its management of the Funds.

49

Collateral Benefits

The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s relationship with the Trust. The Board considered that the Adviser was not affiliated with any service providers to the Funds or the Subsidiary, and therefore would not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser was not affiliated with any broker-dealer that would execute portfolio transactions on behalf of the Funds or the Subsidiary and would not receive the benefit of research provided by any such broker-dealer. The Board concluded that the Adviser and its affiliates would not receive collateral benefits that would materially affect the reasonableness of the management fees under the Investment Advisory Agreements.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the management fees under the Investment Advisory Agreements were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the continuation of the Investment Advisory Agreements.

Continuation of the Sub-Advisory Agreements for BUY, BUYN, and the Subsidiary

In considering the approval of (1) the Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of BUY and BUYN, and (2) the Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Subsidiary (collectively, the “Investment Sub-Advisory Agreements”) to continue in effect for a one-year period, the Board took into account all the materials provided prior to and during the Meeting, the presentations made during the Meeting, and the comprehensive discussions had during the Meeting. In its consideration of the Investment Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

50	Semi-Annual Report December 31, 2019

Nature, Extent, and Quality of Services

The Board examined the nature, extent, and quality of the services provided and to be provided by the Sub-Adviser under the Investment Sub-Advisory Agreements. The Board considered the written information provided to the Board prior to and during the Meeting, including information provided by the Adviser and the Sub-Adviser in response to the Board’s requests for information. The Board considered the Sub-Adviser’s operations, the investment advisory services provided to BUY and BUYN, the commodity-related services provided to the Subsidiary, and other services provided to the Funds and the Subsidiary, including administrative, compliance, and marking support services. The Board considered the Sub-Adviser’s experience advising other accounts; the experience and capability of the Sub-Adviser’s senior management and other key personnel; the Sub-Adviser’s overall financial strength; and the quality of the Sub-Adviser’s compliance program. The Board noted that the Sub-Adviser was recently registered with the SEC as an investment adviser but noted that the Sub-Adviser had substantial experience as a Commodity Pool Operator. The Board concluded that the nature, extent, and quality of the services to be provided by the Sub-Adviser under the Investment Sub-Advisory Agreements would benefit BUY, BUYN, and the Subsidiary and each Fund’s shareholders.

Investment Performance

With respect to performance, the Board considered the performance of the Funds, as well as the manner in which the Sub-Adviser managed the commodity positions of the Subsidiary. The Board considered the performance of the other accounts managed by the Sub-Adviser with similar investment strategies. With respect to BUY and BUYN, the Board concluded that each Fund was performing as expected in connection with its benchmark index. With respect to the Subsidiary, the Board concluded that the Subsidiary was performing as expected within the fund structure of SDCI and as compared to SDCI’s benchmark index.

Fees and Expenses

The Board reviewed the fees to be paid to the Sub-Adviser for its services under the Investment Sub-Advisory Agreements. The Board took into account that neither the Funds nor the Subsidiary would pay any fees to the Sub-Adviser directly, and that the fees paid to the Sub-Adviser would be paid from the unitary management fees paid to the Adviser. The Board concluded that the sub-advisory fees were acceptable in light of the quality of the services that BUY, BUYN, and the Subsidiary had received and expect to receive from the Sub-Adviser.

Economies of Scale

The Board considered whether the Sub-Adviser would realize economies of scale with respect to the services provided to BUY, BUYN, or the Subsidiary. It was the consensus of the Board that based on the size of the Funds, economies of scale was not a relevant consideration at this time.

51

Profitability

The Board considered the anticipated profits realized, and that may be realized, by the Sub-Adviser under the Investment Sub-Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the services provided under the Investment Sub-Advisory Agreements. When evaluating the Sub-Adviser’s estimated profitability, the Board noted that the Investment Sub-Advisory Agreements were negotiated at arms-length by the Adviser. The Board concluded that the Sub-Adviser’s expected level of profitability from its relationship with the Trust was not excessive.

Collateral Benefits

The Board considered whether the Sub-Adviser or its affiliates may receive other benefits as a result of the Sub-Adviser’s relationship with the Trust. The Board acknowledged that an affiliate of the Sub-Adviser receives fees under a licensing agreement with the Adviser, and that the Adviser relies on that agreement to use names and marks in connection with the Funds. Despite this collateral benefit for the Sub-Adviser and its affiliates arising from the Sub-Adviser’s relationship with the Trust, the Board concluded that the fees to be paid to the Sub-Adviser were reasonable in relation to the nature, extent, and quality of services to be provided.

Conclusion

Having requested and received such information from the Adviser and the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreements, the Board, including the Independent Trustees, concluded that the fees to be paid to the Sub-Adviser were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the continuation of the Investment Sub-Advisory Agreements.

52	Semi-Annual Report December 31, 2019

Investment Adviser

USCF Advisers, LLC
1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company
50 Post Office Square
Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Funds is available without charge by contacting the Funds at 1.800.920.0259, on the Funds’ website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted such proxies since inception to the period ended December 31, 2019 is also available without charge by calling the Funds and on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at www.uscfinvestments.com.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual report.

ITEM 6. INVESTMENTS.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF Trust

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	March 4, 2020

By:	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Title:	Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 4, 2020